Investments (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cost or Amortized Cost
Total	$ 2,172,677	$ 2,249,891
Fair Value
Total	2,446,921	$ 2,678,688
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	30,471
Due after one year through five years	352,473
Due after five years through ten years	339,463
Due after ten years	1,383,714
Total Cost or Amortized Cost, Contractual maturity	2,106,121
Fair Value
Due in one year or less	30,727
Due after one year through five years	378,898
Due after five years through ten years	351,174
Due after ten years	1,613,481
Total Fair Value, Contractual maturity	2,374,280
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	575
Fair Value
Fair Value	612
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	1,064
Fair Value
Fair Value	1,079
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	64,917
Fair Value
Fair Value	$ 70,950